INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 8,358,500		$ 12,594,247
Land		1,489,108		2,186,355
Other assets		3,656,349		5,189,673
Operating Limited Partnerships Assets		13,503,957		19,970,275
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		23,426,123		34,764,622
Accounts payable and accrued expenses		1,184,318		1,413,960
Other liabilities		1,288,223		2,184,814
Operating Limited Partnerships Liabilities		25,898,664		38,363,396
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	$ (11,680,496)	(11,680,496)	$ (18,061,110)	(18,061,110)
Other partners		(714,211)		(332,011)
Operating Limited Partnerships Partners Capital		(12,394,707)		(18,393,121)
Operating Limited Partnerships Liabilities And Stockholders Equity		13,503,957		19,970,275
Series 15 [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		1,336,447
Land		0		269,933
Other assets		0		1,240,791
Operating Limited Partnerships Assets		0		2,847,171
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		5,852,078
Accounts payable and accrued expenses		0		116,060
Other liabilities		0		109,334
Operating Limited Partnerships Liabilities		0		6,077,472
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	0	0	(3,347,710)	(3,347,710)
Other partners		0		117,409
Operating Limited Partnerships Partners Capital		0		(3,230,301)
Operating Limited Partnerships Liabilities And Stockholders Equity		0		2,847,171
Series 16 [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,569,640		4,469,768
Land		599,380		652,676
Other assets		1,931,974		2,003,378
Operating Limited Partnerships Assets		6,100,994		7,125,822
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		9,850,848		10,783,507
Accounts payable and accrued expenses		196,067		157,464
Other liabilities		571,979		589,241
Operating Limited Partnerships Liabilities		10,618,894		11,530,212
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(4,539,340)	(4,539,340)	(4,429,139)	(4,429,139)
Other partners		21,440		24,749
Operating Limited Partnerships Partners Capital		(4,517,900)		(4,404,390)
Operating Limited Partnerships Liabilities And Stockholders Equity		6,100,994		7,125,822
Series 17 [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		927,584		1,556,272
Land		175,000		266,600
Other assets		821,299		620,829
Operating Limited Partnerships Assets		1,923,883		2,443,701
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		2,880,883		4,211,695
Accounts payable and accrued expenses		545,464		567,386
Other liabilities		123,234		280,313
Operating Limited Partnerships Liabilities		3,549,581		5,059,394
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(1,724,822)	(1,724,822)	(2,682,334)	(2,682,334)
Other partners		99,124		66,641
Operating Limited Partnerships Partners Capital		(1,625,698)		(2,615,693)
Operating Limited Partnerships Liabilities And Stockholders Equity		1,923,883		2,443,701
Series 18 [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		3,861,276		4,774,203
Land		714,728		835,966
Other assets		903,076		1,005,956
Operating Limited Partnerships Assets		5,479,080		6,616,125
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		10,694,392		11,175,137
Accounts payable and accrued expenses		442,787		412,199
Other liabilities		593,010		647,845
Operating Limited Partnerships Liabilities		11,730,189		12,235,181
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(5,416,334)	(5,416,334)	(5,123,890)	(5,123,890)
Other partners		(834,775)		(495,166)
Operating Limited Partnerships Partners Capital		(6,251,109)		(5,619,056)
Operating Limited Partnerships Liabilities And Stockholders Equity		5,479,080		6,616,125
Series 19 [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		457,557
Land		0		161,180
Other assets		0		318,719
Operating Limited Partnerships Assets		0		937,456
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		2,742,205
Accounts payable and accrued expenses		0		160,851
Other liabilities		0		558,081
Operating Limited Partnerships Liabilities		0		3,461,137
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	$ 0	0	$ (2,478,037)	(2,478,037)
Other partners		0		(45,644)
Operating Limited Partnerships Partners Capital		0		(2,523,681)
Operating Limited Partnerships Liabilities And Stockholders Equity		$ 0		$ 937,456